Borrowed Funds (Summary of Borrowed Funds) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary Of Borrowed Funds [Line Items]
Funds borrowed under repurchase agreements, Principal	$ 267,681	$ 55,000
Funds borrowed under repurchase agreements, Weighted Average Rage	1.60%	3.94%
FHLB advances, Principal	3,094,494	2,645,500
FHLB advances, Weighted Average Rate	1.83%	2.14%
Other, Principal	5,099	5,152
Other, Weighted Average Rate	1.91%	1.92%
Total Other borrowed funds, Principal	3,099,593	2,650,652
Total Other borrowed funds, Weighted Average Rate	1.83%	2.14%
Total borrowed funds, Principal	3,367,274	2,705,652
Total borrowed funds, Weighted Average Rate	1.81%	2.18%
Federal Home Loan Bank [Member]
Summary Of Borrowed Funds [Line Items]
Funds borrowed under repurchase agreements, Principal	23,000	55,000
Funds borrowed under repurchase agreements, Weighted Average Rage	3.90%	3.94%
Other Brokers [Member]
Summary Of Borrowed Funds [Line Items]
Funds borrowed under repurchase agreements, Principal	$ 244,681	$ 0
Funds borrowed under repurchase agreements, Weighted Average Rage	1.35%	0.00%